Annual Fund Operating Expenses - Neuberger Long Short Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.34%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	1.64%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.34%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	2.38%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	1.27%

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.